Financial risk management and financial instruments - Derivatives Held for Trading (Details) R in Millions, $ in Millions	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)
Foreign exchange contracts and crude oil futures
Financial risk management and financial instruments
Fair value of assets		R 417		R 15
Fair value of liabilities		(67)		(71)
Foreign exchange contracts
Financial risk management and financial instruments
Fair value of assets		417		15
Fair value of liabilities		(1)		(44)
Contract/Notional amount | $	$ 481		$ 146
Crude oil futures
Financial risk management and financial instruments
Fair value of liabilities		(66)		(27)
Contract/Notional amount	$ 36	R 716	$ 92	R 1,521